CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 10,777	$ 9,709	$ 25,643	$ 28,751
Weighted average interest rate	0.51%
Bank deposits in U.S. dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 7,500
Cash in banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 3,277	$ 9,709